Equity-based compensation - Narrative (Details) $ / shares in Units, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)
Disclosure of range of exercise prices of outstanding share options [line items]
Expense from equity-settled share-based payment transactions	$ 40		$ 9
Equity-based compensation (note 15)	40		9
Exercised (in CAD per share) | $ / shares		$ 46.43		$ 43.45
Recovery of expense from share-based payment transactions	$ 23		18
Share-based payment arrangement, shares hedged | shares	1,000,000
Common
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares authorised | shares	8,295,940	8,295,940			8,295,940
Increase In number of share options approved for issuance | shares	1,000,000
Number of share options available remaining for issuance | shares	1,025,337
Equity-based compensation (note 15)	$ 47		20
Share-Based Payment Arrangements, Vesting Period	10 years
Exercised (in CAD per share) | $ / shares		$ 100.85		$ 69.73
Liabilities from share-based payment transactions	$ 44	$ 44	37	$ 37			$ 17
Weighted average share price, share options granted | $ / shares		$ 52.29		$ 35.74
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested					$ 33	$ 37		$ 14
Phantom Share Unit
Disclosure of range of exercise prices of outstanding share options [line items]
Equity-based compensation (note 15)	$ 11		$ 5
Share-Based Payment Arrangements, Vesting Period	3 years
Number of other equity instruments outstanding in share-based payment arrangement | shares	169,385	169,385	111,262	111,262	169,385	111,262
Performance Shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement | shares	90,813	90,813	81,825	81,825	90,813	81,825
Deferred Share Unit
Disclosure of range of exercise prices of outstanding share options [line items]
Equity-based compensation (note 15)	$ 5		$ 2
Number of other equity instruments outstanding in share-based payment arrangement | shares	92,120	92,120	87,294	87,294	92,120	87,294